Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected federal tax	34.00%	34.00%
Valuation allowance	(34.00%)	(34.00%)
Total